As filed with the Securities and Exchange Commission on February 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
at December 31, 2011 (Unaudited)

Shares	COMMON STOCKS - 78.95%	Value
	Aerospace and Defense - 3.91%
500	Lockheed Martin Corp.	$40,450
	Automotive Parts and Accessories - Retail - 6.06%
900	Advanced Auto Parts, Inc.	62,667
	Business Services - 2.22%
125	International Business Machines Corp.	22,985
	Direct Health and Medical Insurance Carriers - 3.97%
950	Aflac, Inc.	41,097
	Drug Distribution - Wholesale - 6.02%
800	McKesson Corp.	62,328
	Drug Stores - 3.97%
1,010	CVS Caremark Corp.	41,033
	Electronic Computer Manufacturing - 4.11%
105	Apple, Inc. (a)	42,525
	Gold Ore Mining - 4.02%
920	Barrick Gold Corp. (b)	41,630
	Life Science Tools - 3.95%
1,050	Life Technologies Corp. (a)	40,856
	Petroleum Refining - 8.01%
390	Chevron Corp.	41,496
810	Total SA - ADR	41,399
		82,895
	Pharmaceutical Preparation and Manufacturing - 9.98%
1,085	Novartis AG - ADR	62,029
1,130	Sanofi - ADR	41,290
		103,319
	Scientific Instrument Manufacturing - 4.78%
1,100	Thermo Fisher Scientific, Inc. (a)	49,467
	Software Publishers - 13.95%
3,175	Microsoft Corp.	82,423
2,420	Oracle Corp.	61,935
		144,358
	Wireless Telecomm Carriers - 4.00%
1,475	Vodafone Group Plc - ADR	41,344

	TOTAL COMMON STOCKS (Cost $819,062)	816,954

Shares	PREFERRED STOCKS - 3.98%	Value
	Investment Banking and Securities Dealing - 3.98%
2,400	Goldman Sachs Group Inc.	41,232

	TOTAL PREFERRED STOCKS (Cost $41,035)	41,232

Shares	EXCHANGE-TRADED FUNDS - 4.03%	Value
810	Market Vectors Gold Miners ETF	41,658

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,776)	41,658

	Total Investments in Securities (Cost $901,873) - 86.96%	899,844
	Other Assets in Excess of Liabilities - 13.04%	134,986
	NET ASSETS - 100.00%	$1,034,830

ADR	American Depository Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

Note 1 – Securities Valuation

The Scharf Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$41,097	$-	$-	$41,097
Information	185,702	-	-	185,702
Manufacturing	341,098	-	-	341,098
Mining	83,029	-	-	83,029
Retail Trade	166,028	-	-	166,028
Total Common Stocks	816,954	-	-	816,954
Preferred Stocks
Finance and Insurance	41,232			41,232
Exchange-Traded Funds
Finance and Insurance	41,658			41,658
Total Investments in Securities	$899,844	$-	$-	$899,844

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2011, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$901,873

Gross unrealized appreciation	$218
Gross unrealized depreciation	(2,247)
Net unrealized depreciation	$(2,029)

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/16/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/16/2012

By (Signature and Title)*/s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  2/16/2012

* Print the name and title of each signing officer under his or her signature.